Debt - Schedule of Long-term Debt Instruments (Details) € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Principal Outstanding			$ 2,639,448	$ 2,390,689
Term Loan Facility (USD) | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding	[1]	€ 818,684	818,684
Term Loan Facility (USD) | USD | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	[1],[2]	USD SOFR + 0.11%(4) + 2.75% (0.5% floor)
Effective Interest Rate	[1],[3]	7.60%
Facility maturity date	[1]	--06-28
Term Loan Facility (EUR) | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding	[4]	€ 586,281	688,527
Term Loan Facility (EUR) | EUR | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	[2],[4]	EURIBOR + 3.00% (0% floor)
Effective Interest Rate	[3],[4]	5.80%
Facility maturity date	[4]	--06-28
Secured Loan Notes (EUR) | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding		€ 421,362	494,847
Secured Loan Notes (EUR) | EUR | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	[2]	3.00%
Effective Interest Rate	[3]	3.20%
Facility maturity date		--06-29
Secured Loan Notes (USD) | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding		€ 337,206	337,206
Secured Loan Notes (USD) | USD | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	[2]	4.00%
Effective Interest Rate	[3]	4.20%
Facility maturity date		--06-29
Revolving Credit Facility (USD) | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding		€ 97,000	97,000
Revolving Credit Facility (USD) | USD | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	[2]	BASE + 0.10%(4) + 2.25% (0% floor)
Effective Interest Rate	[3]	6.10%
Facility maturity date		--12-27
Revolving Credit Facility (EUR) | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding		€ 110,000	129,184
Revolving Credit Facility (EUR) | EUR | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	[2]	BASE + 2.25% (0% floor)
Effective Interest Rate	[3]	4.20%
Facility maturity date		--12-27
Line of Credit | Facility maturity date July 27
Debt Instrument [Line Items]
Principal Outstanding		€ 74,000	$ 74,000
Line of Credit | USD | Facility maturity date July 27
Debt Instrument [Line Items]
Interest rate (1)	[2]	Term SOFR (6) + 2.70%
Effective Interest Rate	[3]	6.70%
Facility maturity date		--07-27

[1]	Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
[2]	For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
[3]	The effective interest rate is as of December 31, 2025.
[4]	Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.